Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks
Cash and cash equivalents disposed off	€ 127,600
Short term gross debt	25,500
Borrowings	64,398	€ 80,980	€ 99,107
Amount of undrawn credit line	€ 50,000